Vanguard Intermediate-Term Tax-Exempt Bond ETF Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard Intermediate-Term Tax-Exempt Bond ETF - ETF Shares	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.08%